SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities	$ 392,518		$ 1,028,318
Contract liabilities, Revenue recognized	$ 995,468	$ 565,223